Note 14 - Sale of 100% Membership Interests in Nevada Subsidiaries	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Nevada Subsidiaries [Member]
Notes to Financial Statements
Noncontrolling Interest Disclosure [Text Block]

Note 9 – Sale of Membership Interests in Nevada Subsidiaries

On November 15, 2019, we entered into a Binding Letter of Intent ("Teco LOI") to sell 75% of the Company's membership interest interests in GB Sciences Nevada, LLC, and GB Sciences Las Vegas, LLC ("Teco Subsidiaries"). On March 24, 2020, we entered into the Membership Interest Purchase Agreement ("Teco MIPA") with AJE Management, LLC, which formalized the sale of the Teco Subsidiaries and modified the terms of the sale. Pursuant to the Teco MIPA, the Company will sell 100% of its membership interests in GBSN and GBLV for $4,000,000 cash upon close and will receive a $4,000,000 8% promissory note to be paid in monthly installments over 36 months with payments beginning 30 months after the close of the sale.

On July 24, 2020, the Company entered into the Loan Agreement, 8% Secured Promissory Note, and Security Agreement (together, the "July 24 Note") with AJE Management, LLC. Contemporaneously with the Loan Agreement, the Company and AJE Management entered into the Amendment to the Membership Interest Purchase Agreement with AJE Management. The amendment provides that any balances outstanding under the July 24 Note at the time of the close of the sale of the Teco Facility will be forgiven in exchange for a reduction to the $4,000,000 note receivable that the Company will receive as consideration for the sale of the Teco Facility. The Company has received $375,000 in advances under the note (Note 4).

On December 29, 2020, the Company entered into the Omnibus Amendment with the purchaser of the Teco Facility. The Omnibus Amendment reduces the amount of the note receivable that the Company will receive from the sale of the Teco Facility by $975,000 to $3,025,000, and any advances made to the Company above $325,000 will reduce the amount of cash received upon close of the sale of Teco one-for-one, rather than reducing the note receivable by three times the amount of the balance outstanding. The Company also agreed that it will not repay the balances outstanding under the July 24 Note prior to the closing of the Teco sale. As a result of the Omnibus Amendment, the Company accrued an expense of $650,000 to increase the balance outstanding under the July 24 Note to three times $325,000, to a total of $975,000 which will reduce the $4,000,000 note receivable that the Company will receive upon close of the sale of the Teco Facility, and an additional $50,000 that will be treated as a reduction of the $4,000,000 cash purchase price paid at close.

The Omnibus Amendment also amends the Management Services Agreement to provide that no further management fees will accrue after November 30, 2020. As of June 30, 2021, the Company has paid $150,000 and accrued $700,000 in management fees, which will reduce the $4,000,000 in cash proceeds received upon the close of the sale. The form of the note receivable that the Company will receive on close was amended to accelerate payments such that the Company will receive payment in full within three years, rather than over 36 months with payments beginning 30 months after the close of the sale.

On May 11, 2021, the Company entered into a Second Omnibus Amendment, which extends the Management Services Agreement through December 31, 2021, and received $200,000 from the purchaser as a partial advancement of  the $4,000,000 cash purchase price. The advancement is recorded in accrued liabilities in the Company's condensed consolidated balance sheet as of June 30, 2021.

The sale is expected to close upon the successful transfer of the Nevada cultivation and production licenses. The transfer of cannabis licenses in the State of Nevada was subject to an indefinite moratorium beginning in October 2019. In a meeting held on July 21, 2020, the Nevada Cannabis Compliance Board lifted the moratorium, however, the board has indicated that there were over 90 requests pending, and it will take up to several months to process the entire backlog of pending license transfers. The lifting of the moratorium and processing of cannabis license transfers have been delayed by the COVID-19 pandemic and could be further delayed if the pandemic continues.

The Company also holds a Nevada license for cultivation of medical marijuana located in Sandy Valley, Nevada (the “Nopah License”). The license is owned by the Company’s wholly owned subsidiary, GB Sciences Nopah, LLC ("Nopah"). Operations have not begun under the Nopah License. On November 27, 2019, the Company entered into a Binding Letter of Intent to sell its 100% interest in GB Sciences Nopah, LLC. On August 10, 2020, the Company entered into the Membership Interest Purchase Agreement ("Nopah MIPA") and Promissory Note Modification Agreement with the purchaser of GB Sciences Nopah, LLC. As consideration for the transfer of the license and membership interest in GB Sciences Nopah, LLC, the Company will receive $300,000 and the purchaser will pay all expenses related to the upkeep and maintenance of the Nopah License until closing. The $300,000 purchase price will be applied as a reduction to the balance of the 0% Note payable dated October 23, 2017 (Note 4), which is held by an affiliate of the purchaser of the Nopah license. The transfer of the Nopah License is subject to the same restrictions on license transfers discussed above.

Because the moratorium on license transfers has been lifted, the Company determined that the Teco Facility and Nopah Facility qualify for presentation as discontinued operations, and the income, assets, and cash flows of the Teco Subsidiaries and GB Sciences Nopah, LLC have been reclassified as discontinued operations for all periods presented in the Company's consolidated financial statements.

Note 14 - Sale of 100% Membership Interest in Teco Facility and Nopah License

On November 15, 2019, we entered into a Binding Letter of Intent ("Teco LOI") to sell 75% of the Company's membership interest interests in GB Sciences Nevada, LLC, and GB Sciences Las Vegas, LLC ("Teco Subsidiaries"), for $3,000,000 cash upon close and up to an additional $3,000,000 in earn-out payments after close. In connection with the Teco LOI, we entered into a Management Agreement with the purchaser whereby the facilities will be managed by an affiliate of the purchaser until the close of the sale. As part of the transaction, the Teco Subsidiaries also entered into a Line of Credit of up to $470,000 with the purchaser to provide working capital for the Teco Subsidiaries (Note 5). The Line of Credit will be considered satisfied in full upon close of the sale of the Teco Subsidiaries.

On March 24, 2020, we entered into the Membership Interest Purchase Agreement ("Teco MIPA") with AJE Management, LLC, which formalized the sale of the Teco Subsidiaries and modified the terms of the sale. Pursuant to the Teco MIPA, the Company will sell 100% of its membership interests in GBSN and GBLV for $4,000,000 cash upon close and will receive a $4,000,000 8% promissory note to be paid in monthly installments over 36 months with payments beginning 30 months after the close of the sale.

On July 24, 2020, the Company entered into the Loan Agreement, 8% Secured Promissory Note, and Security Agreement (together, the "July 24 Note") with AJE Management, LLC. Contemporaneously with the Loan Agreement, the Company and AJE Management entered into the Amendment to the Membership Interest Purchase Agreement with AJE Management. The amendment provides that any balances outstanding under the July 24 Note at the time of the close of the sale of the Teco Facility will be forgiven in exchange for a reduction to the $4,000,000 note receivable that the Company will receive as consideration for the sale of the Teco Facility. The reduction to the note receivable was equal to 3 times the balance outstanding under the July 24 Note on the date of the close of the sale of the Teco Facility. As of March 31, 2021, the Company has received advances totaling $375,000 under the July 24 Note (Note 5).

On December 29, 2020, the Company entered into the Omnibus Amendment with the purchaser of the Teco Facility. The Omnibus Amendment reduces the amount of the note receivable that the Company will receive from the sale of the Teco Facility by $975,000 to $3,025,000, and any advances made to the Company above $325,000 will reduce the amount of cash received upon close of the sale of Teco one-for-one, rather than reducing the note receivable by three times the amount of the balance outstanding. The Company also agreed that it will not repay the balances outstanding under the July 24 Note prior to the closing of the Teco sale. As a result of the Omnibus Amendment, the Company accrued an expense of $650,000 to increase the balance outstanding under the July 24 Note to three times $325,000, to total $1,025,000, which will offset the $4,000,000 note receivable that the Company will receive upon close of the sale of the Teco Facility.

The Omnibus Amendment also amends the Management Services Agreement to provide that no further management fees will accrue after November 30, 2020. As of March 31, 2021, the Company has accrued $850,000 which will reduce the $4,000,000 in cash proceeds received upon the close of the sale. The form of the note receivable that the Company will receive on close was amended to accelerate payments such that the Company will receive payment in full within three years, rather than over 36 months with payments beginning 30 months after the close of the sale.

The sale is expected to close upon the successful transfer of the Nevada cultivation and production licenses. The transfer of cannabis licenses in the State of Nevada was subject to an indefinite moratorium beginning in October 2019. In a meeting held on July 21, 2020, the Nevada Cannabis Compliance Board lifted the moratorium, however, the board has indicated that there are over 90 requests pending, and it will take up to several months to process the entire backlog of pending license transfers. The lifting of the moratorium and processing of cannabis license transfers have been delayed by the COVID-19 pandemic and could be further delayed if the pandemic continues.

The Company also holds a Nevada license for cultivation of medical marijuana located in Sandy Valley, Nevada (the “Nopah License”). The license is owned by the Company’s wholly owned subsidiary, GB Sciences Nopah, LLC ("Nopah"). Operations have not begun under the Nopah License. On November 27, 2019, the Company entered into a Binding Letter of Intent to sell its 100% interest in GB Sciences Nopah, LLC. On August 10, 2020, the Company entered into the Membership Interest Purchase Agreement ("Nopah MIPA") and Promissory Note Modification Agreement with the purchaser of GB Sciences Nopah, LLC. As consideration for the transfer of the license and membership interest in GB Sciences Nopah, LLC, the Company will receive $300,000 and the purchaser will pay all expenses related to the upkeep and maintenance of the Nopah Licens until closing. The $300,000 purchase price will be applied as a reduction to the balance of the 0% Note payable dated October 23, 2017 (Note 5), which is held by an affiliate of the purchaser of the Nopah license. The transfer of the Nopah License is subject to the same restrictions on license transfers discussed above.

Because the moratorium on license transfers has been lifted, the Company determined that the Teco Facility and Nopah Facility qualify for presentation as discontinued operations, and the income, assets, and cash flows of the Teco Subsidiaries and GB Sciences Nopah, LLC have been reclassified as discontinued operations for all periods presented in the Company's consolidated financial statements.